Segment Information (Tables)	6 Months Ended
Jun. 30, 2024
Segment Reporting [Abstract]
Schedule of Segment Reporting Information	Information reported internally for performance assessment follows for the six months ended June 30, 2024 and June 30, 2023:

		Mortgage	Total
	Banking	Banking	Segments
June 30, 2024
Net Interest income	$20,179	$1,639	$21,818
Gain on sale of mortgage loans	—	6,766	6,766
Other revenue	2,245	2,963	5,208
Total operating revenue	$22,424	$11,368	$33,792
Salaries and employee benefits	$11,664	$8,806	$20,470
Mortgage servicing rights amortization	—	304	304
Hedging activity, net	—	(131)	(131)
Provision for credit losses and other expenses	9,814	3,280	13,094
Income tax expense (benefit)	174	(161)	13
Total expenses	$21,652	$12,098	$33,750
Segment profit (loss)	$772	$(730)	$42
Segment assets	$1,117,949	$53,580	$1,171,529

June 30, 2023
Net Interest income	$20,211	$2,094	$22,305
Gain on sale of mortgage loans	—	6,726	6,726
Other revenue	2,238	1,774	4,012
Total operating revenue	$22,449	$10,594	$33,043
Salaries and employee benefits	$10,345	$10,665	$21,010
Mortgage servicing rights amortization	—	1,059	1,059
Hedging activity, net	—	(5)	(5)
Other expenses	7,888	3,386	11,274
Income tax expense (benefit)	774	(960)	(186)
Total expenses	$19,007	$14,145	$33,152
Segment profit (loss)	$3,442	$(3,551)	$(109)
Segment assets	$1,019,178	$52,045	$1,071,223